Stockholders' Equity (Details)						12 Months Ended
	Apr. 23, 2025 $ / shares shares	Apr. 21, 2025 $ / shares shares	May 21, 2024 USD ($) $ / shares shares	Mar. 01, 2024 USD ($) $ / shares shares	Feb. 19, 2024 $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 01, 2025 shares	Dec. 31, 2022 shares
Stockholders’ Equity [Line Items]
Share issued price per share (in Dollars per share) | $ / shares	$ 4		$ 1.053	$ 1.053
Aggregate gross proceeds (in Dollars) | $						$ 6,381,000	$ 1,800,000
Shares issued (in Dollars) | $							1,800,000
Share-based service expense (in Dollars) | $						$ 30,000.00
Underwriters’ Warrants [Member]
Stockholders’ Equity [Line Items]
Common Shares, each with an exercise price (in Dollars per share) | $ / shares		$ 5
Risk-Free Rate [Member]
Stockholders’ Equity [Line Items]
Fair value of warrant						2.79
Expected life
Stockholders’ Equity [Line Items]
Expected life						5 years
Volatility [Member]
Stockholders’ Equity [Line Items]
Fair value of warrant						102.49
Dividend Yield [Member]
Stockholders’ Equity [Line Items]
Fair value of warrant
Common Stock [Member]
Stockholders’ Equity [Line Items]
Aggregate gross proceeds (in Dollars) | $			$ 800,000	$ 800,000
Shares issued (in Dollars) | $							$ 67
TJCM Asset Management LLC [Member]
Stockholders’ Equity [Line Items]
Common shares issued						36,580
Shares issued (in Dollars) | $						$ 50,000.00
Shares Issued for Service Agreements [Member]
Stockholders’ Equity [Line Items]
Prepaid expense (in Dollars) | $						$ 20,000.00
Class A Common Shares [Member]
Stockholders’ Equity [Line Items]
Common shares authorized						900,000,000	900,000,000	900,000,000
Common shares, par value (in Dollars per share) | $ / shares						$ 0.00005	$ 0.00005	$ 0.00005
Common shares outstanding						4,041,580	2,205,000
Divided common shares					900,000,000
Divided par value (in Dollars per share) | $ / shares					$ 0.00005
Shares cancelled and returned to Company					900,000,000
Common shares issued			950,000	950,000		4,041,580	2,205,000
Votes per share								one
Aggregate gross proceeds (in Dollars) | $			$ 1,000,000	$ 1,000,000
Issuance of shares			400,000	400,000
Initial public offering		124,200
Class A Common Shares [Member] | Memorandum of Association [Member]
Stockholders’ Equity [Line Items]
Common shares authorized						50,000
Common shares, par value (in Dollars per share) | $ / shares						$ 1
Common shares outstanding					50,000
Class A Common Shares [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Common shares outstanding						4,041,580	2,205,000	855,000		855,000
Common shares issued					855,000			855,000
Share issued price per share (in Dollars per share) | $ / shares			$ 2	$ 2
Issuance of shares						1,800,000
Initial public offering							1,350,000
Class A Common Shares [Member] | TJCM Asset Management LLC [Member]
Stockholders’ Equity [Line Items]
Common shares issued									128,000
Class B common stock [Member]
Stockholders’ Equity [Line Items]
Common shares authorized						100,000,000	100,000,000	100,000,000
Common shares, par value (in Dollars per share) | $ / shares						$ 0.00005	$ 0.00005	$ 0.00005
Common shares outstanding						7,695,000	7,695,000
Divided common shares					100,000,000
Divided par value (in Dollars per share) | $ / shares					$ 0.00005
Shares cancelled and returned to Company					92,305,000
Common shares issued						7,695,000	7,695,000
Votes per share							five
Class B common stock [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Common shares outstanding						7,695,000	7,695,000	7,695,000		7,695,000
Common shares issued							7,695,000	7,695,000
Issuance of shares
Initial public offering
Black Scholes Option Pricing Model [Member]
Stockholders’ Equity [Line Items]
Fair value of the representative’s warrants (in Dollars) | $						$ 366,337
Initial Public Offering [Member] | Class A Common Shares [Member]
Stockholders’ Equity [Line Items]
Common shares, par value (in Dollars per share) | $ / shares	0.00005
Share issued price per share (in Dollars per share) | $ / shares	$ 4
Aggregate gross proceeds (in Dollars) | $						7,200,000
Initial public offering	1,800,000	1,800,000
Share issuance cost (in Dollars) | $						$ 1,935,834